UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06722

Forward Funds

(Exact name of registrant as specified in charter)

101 California Street, 16th Floor

San Francisco, CA 94111

(Address of principal executive offices) (Zip code)

John A. Blaisdell, Principal Executive Officer Forward Funds 101 California Street, 16th Floor San Francisco, CA 94111 (Name and address of agent for service)	With a Copy To: George J. Zornada K&L Gates LLP State Street Financial Center One Lincoln St. Boston, MA 02111-2950 (617) 261-3231

Registrant’s telephone number, including area code: (800) 999-6809

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1 – Schedule of Investments.

The Schedule of Investment of the following series of the registrant are included herewith: Salient Adaptive Balanced Fund, Salient Adaptive Income Fund, Salient Adaptive US Equity Fund, Salient EM Infrastructure Fund, Salient International Dividend Signal Fund, Salient International Real Estate Fund, Salient International Small Cap Fund, Salient Real Estate Fund, Salient Select Income Fund, Salient Select Opportunity Fund, Salient Tactical Growth Fund, Salient Tactical Muni & Credit Fund, Salient Tactical Real Estate Fund, and Salient US Dividend Signal Fund.

Portfolio of Investments (Note 1)

Salient Adaptive Balanced Fund

March 31, 2017 (Unaudited)

Shares		Allocation	Value (Note 1)
Affiliated Investment Companies: 77.04%
1,249,014	Salient Adaptive Growth Fund—Class I	25.41%	$9,005,389
172,992	Salient Adaptive US Equity Fund—Class Z	17.82%	6,317,664
819,810	Salient International Dividend Signal Fund—Institutional Class	14.85%	5,263,177
54,565	Salient Real Estate Fund—Institutional Class	1.49%	527,646
90,629	Salient Select Income Fund—Institutional Class	6.08%	2,156,070
58,480	Salient Tactical Muni & Credit Fund—Institutional Class	1.25%	443,282
421,354	Salient Trend Fund—Class I	10.14%	3,594,149
	Total Affiliated Investment Companies (Cost $27,317,608)		27,307,377
Exchange-Traded Funds: 20.65%
27,075	iShares® 7-10 Year Treasury Bond ETF	8.07%	2,858,849
43,539	iShares® Emerging Markets High Yield Bond ETF	6.13%	2,173,903
21,240	iShares® iBoxx $ High Yield Corporate Bond ETF	5.26%	1,864,447
10,731	iShares® MSCI Emerging Markets ETF	1.19%	422,694
	Total Exchange-Traded Funds (Cost $7,311,407)		7,319,893
	Total Investments: 97.69% (Cost $34,629,015)		34,627,270
	Net Other Assets and Liabilities: 2.31%		819,070
	Net Assets: 100.00%		$35,446,340

Percentages are stated as a percent of net assets.

Investment Abbreviations:

ETF—Exchange-Traded Fund

MSCI—Morgan Stanley Capital International

Portfolio of Investments (Note 1)

Salient Adaptive Income Fund

March 31, 2017 (Unaudited)

Shares		Allocation	Value (Note 1)
Affiliated Investment Companies: 49.28%
230,884	Salient International Dividend Signal Fund—Institutional Class	11.97%	$1,482,277
107,819	Salient Real Estate Fund—Institutional Class	8.42%	1,042,607
127,667	Salient Select Income Fund—Institutional Class	24.54%	3,037,191
70,967	Salient Tactical Muni & Credit Fund—Institutional Class	4.35%	537,932
	Total Affiliated Investment Companies (Cost $5,855,394)		6,100,007
Exchange-Traded Funds: 48.99%
60,852	iShares® Emerging Markets High Yield Bond ETF	24.55%	3,038,340
28,323	iShares® iBoxx $ High Yield Corporate Bond ETF	20.09%	2,486,193
13,675	iShares® MSCI Emerging Markets ETF	4.35%	538,658
	Total Exchange-Traded Funds (Cost $6,062,476)		6,063,191
	Total Investments: 98.27% (Cost $11,917,870)		12,163,198
	Net Other Assets and Liabilities: 1.73%		213,822
	Net Assets: 100.00%		$12,377,020

Percentages are stated as a percent of net assets.

Investment Abbreviations:

ETF—Exchange-Traded Fund

MSCI—Morgan Stanley Capital International

Portfolio of Investments (Note 1)

Salient Adaptive US Equity Fund

March 31, 2017 (Unaudited)

Shares		Value (Note 1)
Exchange-Traded Funds: 94.17%
175,515	Financial Select Sector SPDR® Fund	$4,164,971
79,672	Materials Select Sector SPDR® Fund	4,175,609
33,868	Vanguard Industrials ETF	4,190,488
30,902	Vanguard Information Technology ETF	4,191,238
	Total Exchange-Traded Funds (Cost $16,073,309)	16,722,306
	Total Investments: 94.17% (Cost $16,073,309)	16,722,306
	Net Other Assets and Liabilities: 5.83%	1,034,675	(a)
	Net Assets: 100.00%	$17,756,981

Percentages are stated as a percent of net assets.

(a)	Includes cash which is being held as collateral for futures contracts.

Futures Contracts

Description	Position	Contracts	Expiration Date	Value	Unrealized Gain/(Loss)
E-Mini S&P® 500 Futures	Long	48	06/16/17	$5,662,080	$(27,405)
Total Futures Contracts				$5,662,080	$(27,405)

Investment Abbreviations:

ETF—Exchange-Traded Fund

S&P—Standard & Poor’s

SPDR—Standard & Poor’s Depository Receipt

Portfolio of Investments (Note 1)

Salient EM Infrastructure Fund

March 31, 2017 (Unaudited)

Shares		Value (Note 1)
Common Stocks: 90.43%
Australia: 0.12%
13,129	Cabcharge Australia, Ltd.	$30,292
Brazil: 11.12%
51,585	Alupar Investimento SA	335,980
209,200	CCR SA	1,206,178
72,300	Transmissora Alianca de Energia Electria SA	530,021
27,450	Ultrapar Participacoes SA, Sponsored ADR	623,938
		2,696,117
Chile: 4.92%
900,900	Aguas Andinas SA, Class A	525,228
3,212,600	Enel Americas SA	667,374
		1,192,602
China: 25.28%
699,500	China Communications Services Corp. Ltd., Class H	458,143
194,300	China Railway Construction Corp. Ltd., Class H	275,518
302,400	China Railway Group Ltd., Class H	270,434
150,000	ENN Energy Holdings, Ltd.	844,432
671,600	Jiangsu Expressway Co., Ltd., Class H	964,428
1,239,100	Qingdao Port International Co., Ltd., Class H	691,976
1,613,900	SITC International Holdings Co., Ltd.	1,108,953
1,395,200	Yuexiu Transport Infrastructure, Ltd.	1,078,962
332,000	Zhejiang Expressway Co., Ltd., Class H	434,037
		6,126,883
Czech Republic: 1.11%
15,600	CEZ AS	268,520
Finland: 0.51%
7,758	Fortum Oyj	122,737
Hong Kong: 6.39%
355,595	COSCO SHIPPING Ports, Ltd.	392,589
324,000	Guangdong Investment, Ltd.	461,934
621,000	HKBN, Ltd.	693,596
		1,548,119
Indonesia: 2.90%
718,900	Jasa Marga Persero Tbk PT	249,245
2,385,000	Perusahaan Gas Negara Tbk PT	452,820
		702,065

Malaysia: 2.08%
162,910	Tenaga Nasional Bhd	505,056
Mexico: 8.12%
120,200	Grupo Aeroportuario del Centro Norte SAB de CV	651,069
2,900	Grupo Aeroportuario del Pacifico SAB de CV, Sponsored ADR	281,590
3,300	Grupo Aeroportuario del Sureste SAB de CV, ADR	571,692
284,733	PLA Administradora Industrial S de RL de CV	464,613
		1,968,964
Norway: 2.12%
50,200	Hoegh LNG Holdings, Ltd.	513,038
Philippines: 4.18%
2,143,700	CEMEX Holdings Philippines, Inc.(a)	300,353
4,900	Globe Telecom, Inc.	198,441
94,400	Manila Electric Co.	515,508
		1,014,302
Russia: 4.05%
8,624	Lukoil PJSC, Sponsored ADR	457,590
47,500	Mobile TeleSystems PJSC, Sponsored ADR	523,925
		981,515
Singapore: 0.99%
577,900	Hutchison Port Holdings Trust	239,829
South Korea: 2.69%
31,400	Korea Electric Power Corp., Sponsored ADR	650,922
Thailand: 5.45%
132,700	Advanced Info Service Pcl	687,395
2,051,400	TTW Pcl	632,807
		1,320,202
Turkey: 3.43%
112,000	Aygaz AS	452,998
94,900	TAV Havalimanlari Holding AS	378,352
		831,350
Vietnam: 4.97%
323,600	Ho Chi Minh City Infrastructure Investment JSC	536,134
84,800	PetroVietnam Gas JSC	204,966
335,310	PetroVietnam Nhon Trach 2 Power JSC	464,173
		1,205,273
	Total Common Stocks (Cost $19,801,324)	21,917,786

Limited Partnerships: 0.72%
Bermuda: 0.72%
8,900	Hoegh LNG Partners LP	174,885
	Total Limited Partnerships (Cost $151,998)	174,885
Participation Notes: 4.24%
India: 1.92%
103,000	Coal India, Ltd., (Participation Notes issued by Macquarie Bank, Ltd.), expiring 02/05/19	464,202
Pakistan: 2.32%
450,000	HUB Power Co., Ltd, Sponsored GDR (Participation Notes issued by Macquarie Bank, Ltd.), expiring 05/02/17	562,597
	Total Participation Notes (Cost $914,999)	1,026,799
Preferred Stocks: 2.26%
Brazil: 2.26%
156,000	Cia de Saneamento do Parana	548,138
	Total Preferred Stocks (Cost $574,012)	548,138
Closed End Fund: 0.37%
Great Britain: 0.37%
1,428	Electra Private Equity Plc	88,580
	Total Closed End Fund (Cost $88,117)	88,580
	Total Investments: 98.02% (Cost $21,530,450)	23,756,188
	Net Other Assets and Liabilities: 1.98%	480,535
	Net Assets: 100.00%	$24,236,723

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

Investment Abbreviations:

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

Portfolio of Investments (Note 1)

Salient International Dividend Signal Fund

March 31, 2017 (Unaudited)

Shares		Value (Note 1)
Common Stocks: 89.89%
Australia: 1.35%
87,609	Cabcharge Australia, Ltd.	$202,138
71,021	Sonic Healthcare, Ltd.	1,200,233
		1,402,371
Brazil: 1.24%
81,545	Ambev SA, ADR	469,699
111,600	Transmissora Alianca de Energia Electria SA	818,125
		1,287,824
Canada: 0.99%
49,800	Shaw Communications, Inc., Class B	1,031,856
China: 5.74%
918,000	China Gas Holdings, Ltd.	1,478,911
1,405,400	China Machinery Engineering Corp., Class H	1,030,790
378,352	Sinopharm Group Co., Ltd., Class H	1,755,078
2,489,800	SITC International Holdings Co., Ltd.	1,710,806
		5,975,585
Finland: 0.24%
16,121	Fortum Oyj	255,045
France: 10.21%
47,728	AXA SA(a)	1,234,974
22,930	Danone SA(a)	1,559,681
11,200	LVMH Moet Hennessy Louis Vuitton SE(a)	2,459,531
23,424	Orpea(a)	2,248,487
24,600	Schneider Electric SE(a)	1,801,078
5,731	Unibail-Rodamco SE	1,339,542
		10,643,293
Georgia: 1.09%
28,200	BGEO Group Plc	1,138,391
Germany: 1.30%
102,698	RIB Software AG(a)	1,358,523
Hong Kong: 2.69%
1,481,400	Guangdong Investment, Ltd.	2,112,065
47,000	Sun Hung Kai Properties, Ltd.	690,652
		2,802,717

India: 0.92%
60,400	Infosys, Ltd., Sponsored ADR	954,320
Indonesia: 4.01%
5,097,907	Astra Graphia Tbk PT	738,356
1,310,150	Bank Mandiri Persero Tbk PT	1,150,333
13,050,807	Kalbe Farma Tbk PT	1,508,254
4,117,000	Perusahaan Gas Negara Persero Tbk	781,660
		4,178,603
Japan: 9.69%
149,000	Broadleaf Co., Ltd.	1,019,833
14,220	Disco Corp.	2,162,441
111,900	Kuraray Co., Ltd.(a)	1,696,642
140,900	Santen Pharmaceutical Co., Ltd.(a)	2,040,158
30,400	Tokio Marine Holdings, Inc.	1,282,300
55,758	Zenkoku Hosho Co., Ltd.(a)	1,898,166
		10,099,540
Malaysia: 1.14%
1,022,030	Globetronics Technology Bhd	1,191,656
Mexico: 0.65%
412,757	PLA Administradora Industrial S de RL de CV	673,516
Netherlands: 4.41%
35,000	IMCD Group NV	1,720,537
48,684	Koninklijke Ahold Delhaize NV	1,041,839
42,102	Koninklijke Vopak NV	1,835,878
		4,598,254
Norway: 2.30%
157,420	Marine Harvest ASA(a)	2,399,930
Philippines: 4.81%
5,300,000	CEMEX Holdings Philippines, Inc.(b)	742,581
11,662,952	D&L Industries, Inc.(a)	2,956,707
21,550	Globe Telecom, Inc.	872,737
2,210,400	Xurpas, Inc.	442,300
		5,014,325
Russia: 1.54%
30,165	LUKOIL PSJC, Sponsored ADR(a)	1,600,555
Singapore: 1.50%
84,381	China Yuchai International, Ltd.(a)	1,561,892
Spain: 0.02%
11,000	Prosegur Cash SA(b)	25,112
Sri Lanka: 2.20%
1,323,138	Commercial Bank of Ceylon Plc, Non-Voting Depository Receipt	896,704

606,438	Hatton National Bank Plc, Non-Voting Depository Receipt	737,468
17,918,874	Piramal Glass Ceylon Plc	659,605
		2,293,777
Sweden: 1.62%
39,984	Investor AB, Class B(a)	1,683,133
Switzerland: 7.59%
984	Givaudan SA	1,772,212
4,562	Partners Group Holding AG	2,452,590
62,480	Roche Holdings AG, Sponsored ADR(a)	2,001,234
105,076	UBS Group AG	1,681,594
		7,907,630
Taiwan: 2.35%
52,280	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR(a)	1,716,875
455,700	Wah Lee Industrial Corp.	732,905
		2,449,780
Thailand: 0.72%
2,445,043	TTW Pcl	754,237
Turkey: 0.95%
247,650	TAV Havalimanlari Holding AS	987,344
		987,344
United Kingdom: 13.31%
775,000	Booker Group Plc(a)	1,897,331
522,500	BT Group Plc(a)	2,083,067
40,889	Derwent London Plc	1,440,584
4,581	Electra Private Equity Plc	284,165
103,863	GlaxoSmithKline Plc	2,159,509
237,100	Inchcape Plc(a)	2,499,784
82,398	Prudential Plc	1,740,568
16,084	WPP Plc, Sponsored ADR(a)	1,759,590
		13,864,598
United States: 3.73%
589,900	Samsonite International SA	2,148,127
22,220	Schlumberger, Ltd.(a)	1,735,382
		3,883,509
Vietnam: 1.58%
755,410	PetroVietnam Nhon Trach 2 Power JSC	1,045,722
95,460	Vietnam Dairy Products JSC	601,161
		1,646,883
	Total Common Stocks (Cost $81,062,234)	93,664,199

Participation Notes: 3.36%
Bangladesh: 1.03%
258,400	Grameenphone, Ltd., (Participation Notes issued by Deutsche Bank AG, London), expiring 07/08/21		1,069,808
India: 1.40%
325,000	Coal India, Ltd., (Participation Notes issued by Macquarie Bank, Ltd.), expiring 02/05/19		1,464,715
Pakistan: 0.93%
375,500	Habib Bank, Ltd. (Participation Notes issued by Macquarie Bank, Ltd.), expiring 07/20/17		965,740
	Total Participation Notes (Cost $3,632,363)		3,500,263
Preferred Stocks: 2.27%
Brazil: 0.51%
150,000	Cia de Saneamento do Parana		527,055
Germany: 1.76%
44,979	Sixt SE(a)		1,832,735
	Total Preferred Stocks (Cost $1,762,400)		2,359,790

Principal Amount		Currency
Collateralized Mortgage Obligations: 1.25%
United States: 1.25%
	FHLMC, REMICS
5,118,743	2.500%, 04/15/28(c)	USD	383,734
1,436,469	3.000%, 06/15/26(c)	USD	107,441
1,367,803	3.000%, 06/15/27(c)	USD	131,854
994,953	3.000%, 09/15/31(c)	USD	100,414
591,064	3.500%, 04/15/30(c)	USD	35,758
255,839	4.000%, 12/15/23(c)	USD	5,819
98,350	5.000%, 02/15/24(c)	USD	4,265
289,099	6.288%, 09/15/26(c)(d)	USD	44,671
	FNMA, REMICS
206,926	3.000%, 09/25/27(c)	USD	19,451
120,021	4.500%, 12/25/20(c)	USD	3,247
11,471	5.000%, 03/25/23(c)	USD	273
11,345	5.000%, 03/25/24(c)	USD	507
1,354,981	5.498%, 04/25/42(c)(d)	USD	248,627
233,503	5.698%, 07/25/41(c)(d)	USD	39,874
333,828	6.818%, 04/25/32(c)(d)	USD	68,372

	GNMA, REMICS
607,532	5.672%, 09/16/33(c)(d)	USD	107,444
			1,301,751
	Total Collateralized Mortgage Obligations (Cost $3,047,902)		1,301,751
Corporate Bonds: 2.75%
Canada: 0.71%
	Royal Bank of Canada, Sr. Unsec. Medium-Term Notes
1,000,000	2.948%, 08/28/34(d)	USD	741,750
United States: 2.04%
	Citigroup, Inc., Sr. Unsec. Medium-Term Notes
1,000,000	3.024%, 09/29/34(d)	USD	709,630
	JPMorgan Chase Bank NA, Sr. Unsec. Notes, Series CD
978,000	1.170%, 09/29/34(d)	USD	672,375
	Morgan Stanley, Sr. Unsec. Medium-Term Notes
984,000	5.545%, 08/29/34(d)	USD	739,722
			2,121,727
	Total Corporate Bonds (Cost $3,849,370)		2,863,477
Government Bonds: 0.26%
Eqypt: 0.26%
	Egypt Treasury Bond
5,000,000	16.750%, 09/06/19	EGP	276,075
	Total Government Bonds (Cost $266,872)		276,075
	Total Investments: 99.78% (Cost $93,621,141)		103,965,555
	Net Other Assets and Liabilities: 0.22%		232,813	(e)
	Net Assets: 100.00%		$104,198,368

Percentages are stated as a percent of net assets.

(a)	Security, or portion of security, is being held as collateral for the line(s) of credit. At period end, the aggregate market value of those securities was $34,870,596, representing 33.47% of net assets.
(b)	Non-income producing security.

(c)	Interest only security.
(d)	Interest rate will change at a future date. Interest rate shown reflects the rate in effect at March 31, 2017.
(e)	Includes cash which is being held as collateral for futures contracts.

Futures Contracts

Description	Position	Contracts	Expiration Date	Value	Unrealized Gain/(Loss)
MSCI EAFE® Index Futures	Long	45	06/16/17	$4,009,500	$14,908
MSCI Emerging Markets E-Mini Futures	Long	20	06/16/17	961,400	(6,324)
Total Futures Contracts				$4,970,900	$8,584

Investment Abbreviations:

ADR—American Depositary Receipt

EAFE—Europe, Australasia, Far East

FHLMC—Federal Home Loan Mortgage Corporation

FNMA—Federal National Mortgage Association

GNMA—Government National Mortgage Association

MSCI—Morgan Stanley Capital International

REMICS—Real Estate Mortgage Investment Conduits

Sr.—Senior

Unsec.—Unsecured

Currency Abbreviations:

EGP—Egyptian Pound

USD—U.S. Dollar

Portfolio of Investments (Note 1)

Salient International Real Estate Fund

March 31, 2017 (Unaudited)

Shares		Value (Note 1)
Common Stocks: 97.59%
Australia: 3.55%
321,600	Garda Diversified Property Fund	$259,216
75,800	Investa Office Fund	275,078
130,600	Mirvac Group	218,515
		752,809
Austria: 2.90%
9,000	BUWOG AG	227,069
17,600	CA Immobilien Anlagen AG	386,685
		613,754
Canada: 3.16%
8,700	Boardwalk REIT	308,590
20,800	H&R REIT	360,835
		669,425
France: 4.27%
4,000	Gecina SA	542,788
9,300	Klepierre	361,729
		904,517
Germany: 3.32%
19,000	alstria office REIT AG	232,488
65,000	Dream Global REIT	470,203
		702,691
Hong Kong: 16.37%
110,600	Henderson Land Development Co., Ltd.	685,246
76,100	Hongkong Land Holdings, Ltd.	585,209
74,000	Link REIT	518,472
341,000	Soundwill Holdings, Ltd.	745,053
292,200	Swire Properties, Ltd.	936,213
		3,470,193
Ireland: 3.59%
573,438	Hibernia REIT Plc	761,622
Italy: 1.88%
456,600	Immobiliare Grande Distribuzione SIIQ SpA	399,423
Japan: 20.66%
51,000	Mitsubishi Estate Co., Ltd.	929,938
43,000	Mitsui Fudosan Co., Ltd.	916,932
160	NIPPON REIT Investment Corp.	415,342
21,700	Nomura Real Estate Holdings, Inc.	345,781
51,100	NTT Urban Development Corp.	443,390
29,000	Sumitomo Realty & Development Co., Ltd.	751,765

43,600	Tokyo Tatemono Co., Ltd.	574,910
		4,378,058
Netherlands: 3.08%
16,500	InterXion Holding N.V.(a)	652,740
Singapore: 3.68%
514,700	Keppel REIT	386,343
78,900	UOL Group, Ltd.	393,132
		779,475
Spain: 3.19%
59,300	Inmobiliaria Colonial SA	443,019
30,200	Lar Espana Real Estate Socimi SA	232,609
		675,628
Sweden: 2.77%
18,400	Fabege AB	292,613
19,900	Hufvudstaden AB, Class A	294,925
		587,538
United Kingdom: 25.17%
25,800	Belmond, Ltd., Class A(a)	312,180
191,000	Capital & Counties Properties Plc	695,418
28,300	Derwent London Plc	997,054
87,000	Great Portland Estates Plc	710,151
46,900	Hammerson Plc	335,526
121,200	Helical Plc	475,675
34,100	Land Securities Group Plc	452,446
95,640	Segro Plc	546,653
82,400	Workspace Group Plc	810,426
		5,335,529
	Total Common Stocks (Cost $19,863,144)	20,683,402
	Total Investments: 97.59% (Cost $19,863,144)	20,683,402
	Net Other Assets and Liabilities: 2.41%	510,147
	Net Assets: 100.00%	$21,193,549

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

Investment Abbreviations:

REIT—Real Estate Investment Trust

Portfolio of Investments (Note 1)

Salient International Small Cap Fund

March 31, 2017 (Unaudited)

Shares		Value (Note 1)
Common Stocks: 97.68%
Africa: 0.46%
346,008	Africa Oil Corp.(a)	$579,985
Australia: 5.84%
149,846	carsales.com, Ltd.	1,277,623
7,899	Domino’s Pizza Enterprises, Ltd.	350,745
366,896	Healthscope, Ltd.	636,301
332,607	Link Administration Holdings, Ltd.	1,964,285
109,313	OZ Minerals, Ltd.	653,924
187,493	Pact Group Holdings, Ltd.	1,002,713
31,835	REA Group, Ltd.	1,443,021
		7,328,612
Austria: 0.89%
30,193	Porr AG	1,121,549
Belgium: 2.34%
33,137	bpost SA	778,243
25,233	D’ieteren SA NV	1,181,726
21,881	KBC Ancora(a)	973,390
		2,933,359
China: 0.61%
960,000	Best Pacific International Holdings, Ltd., Class H	769,581
Denmark: 0.53%
12,972	Bavarian Nordic A/S(a)	658,496
Faeroe Islands: 0.47%
19,052	Bakkafrost P/F	589,342
Finland: 1.72%
45,154	Cramo Oyj	1,029,882
72,658	Valmet Oyj	1,129,344
		2,159,226
France: 5.99%
77,214	Altran Technologies SA	1,299,830
6,189	BioMerieux	1,047,476
33,252	Cie Plastic Omnium SA	1,211,057
23,498	SOITEC(a)	995,438
19,359	Teleperformance	2,091,035

9,070	Trigano SA	872,668
		7,517,504
Germany: 8.54%
32,074	Aareal Bank AG	1,238,640
10,579	Aumann AG(a)	611,684
24,946	CANCOM SE	1,408,595
23,516	Dialog Semiconductor Plc(a)	1,200,784
59,526	Jenoptik AG	1,475,796
22,898	Koenig & Bauer AG(a)	1,436,099
12,977	LEG Immobilien AG	1,063,764
33,711	Scout24 AG(a)	1,127,438
20,617	Stroeer SE & Co. KGaA	1,147,659
		10,710,459
Hong Kong: 1.44%
788,000	HKBN, Ltd.	880,118
229,000	Techtronic Industries Co., Ltd.	926,726
		1,806,844
Ireland: 1.75%
278,548	Dalata Hotel Group Plc(a)	1,328,284
32,803	Smurfit Kappa Group Plc	866,808
		2,195,092
Italy: 3.08%
22,050	Brembo SpA	1,631,317
164,187	Credito Emiliano SpA	1,127,121
42,839	Datalogic SpA	1,100,930
		3,859,368
Japan: 30.40%
323,000	77 Bank, Ltd.	1,398,419
50,000	Aeon Delight Co., Ltd.	1,569,658
43,400	Alps Electric Co., Ltd.	1,229,920
39,600	Anicom Holdings, Inc.	835,893
106,000	The Bank of Kyoto, Ltd.	772,173
25,000	cocokara fine, Inc.	1,083,491
33,500	DeNa Co., Ltd.	679,749
32,700	Don Quijote Holdings Co., Ltd.	1,133,765
167,000	Dowa Holdings Co., Ltd.	1,203,036
52,100	Glory, Ltd.	1,708,120
49,700	Hitachi Capital Corp.	1,201,764
12,307	Hoshizaki Corp.	968,376
1,312	Japan Hotel REIT Investment Corp.	906,250
54,500	JTEKT Corp.	846,407
38,300	Kanamoto Co., Ltd.	1,031,035
415	Kenedix Retail REIT Corp.	931,914
154,800	Kinden Corp.	2,160,776
102,800	MINEBEA MITSUMI, Inc.	1,371,221
13,700	Miraca Holdings, Inc.	630,055
33,000	Nabtesco Corp.	874,427
23,300	Nihon M&A Center, Inc.	757,622
17,700	Otsuka Corp.	960,280
53,200	Pola Orbis Holdings, Inc.	1,284,006
43,000	Ride On Express Co., Ltd.	334,869
68,000	Start Today Co., Ltd.	1,504,392
112,000	Sumco Corp.	1,865,158
48,600	Sundrug Co., Ltd.	1,630,477

51,600	Tadano, Ltd.	602,070
127,300	Temp Holdings Co., Ltd.	2,371,510
130,700	Tokyo Steel Manufacturing Co., Ltd.	1,097,678
103,400	Tokyo Tatemono Co., Ltd.	1,363,435
173,000	Toshiba Machine Co., Ltd.	702,380
75,800	Toshiba Plant Systems & Services Corp.	1,106,395
		38,116,721
Netherlands: 3.56%
36,699	BE Semiconductor Industries NV	1,496,920
77,476	Refresco Group NV	1,180,263
41,602	TKH Group NV	1,785,228
		4,462,411
New Zealand: 1.29%
247,198	Spark New Zealand, Ltd.	606,500
279,814	Trade Me Group, Ltd.	1,006,248
		1,612,748
Singapore: 1.37%
450,200	ComfortDelGro Corp., Ltd.	823,899
1,035,707	Keppel DC REIT	888,479
		1,712,378
Spain: 0.78%
41,185	Gamesa Corporacion Tecnologica SA	974,505
Sweden: 2.38%
165,778	Coor Service Management Holding AB	994,411
107,875	Hemfosa Fastigheter AB	963,100
117,055	Husqvarna AB, Class B	1,027,422
		2,984,933
Switzerland: 5.97%
15,421	BKW AG	833,672
36,850	Clariant AG	695,318
2,346	Helvetia Holding AG	1,299,885
12,850	Implenia AG	901,867
2,362	Straumann Holding AG	1,095,931
16,398	Sunrise Communications Group AG	1,236,009
13,062	VAT Group AG(a)	1,422,717
		7,485,399
United Kingdom: 17.36%
324,734	Arrow Global Group Plc	1,459,609
419,551	BBA Aviation Plc	1,600,622
371,033	Card Factory Plc	1,324,873
1,226,605	Coats Group Plc(a)	891,353
113,668	Essentra Plc	747,678
130,262	IG Group Holdings Plc	811,621
265,577	Informa Plc	2,169,476
57,722	Jardine Lloyd Thompson Group Plc	818,662
407,499	JD Sports Fashion Plc	1,967,172
593,598	Melrose Industries Plc	1,658,495
386,383	Moneysupermarket.com Group Plc	1,598,497
174,443	On the Beach Group Plc	669,340
473,198	Petra Diamonds, Ltd.(a)	790,296

299,765	Polypipe Group Plc	1,430,944
120,665	RPC Group Plc	1,181,482
34,254	Secure Trust Bank Plc	884,946
18,792	Spirax-Sarco Engineering Plc	1,122,838
62,936	Vedanta Resources Plc	638,706
		21,766,610
United States: 0.91%
312,900	Samsonite International SA	1,139,429
	Total Common Stocks (Cost $96,204,552)	122,484,551
	Total Investments: 97.68% (Cost $96,204,552)	122,484,551
	Net Other Assets and Liabilities: 2.32%	2,913,054
	Net Assets: 100.00%	$125,397,605

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

Investment Abbreviations:

REIT—Real Estate Investment Trust

Portfolio of Investments (Note 1)

Salient Real Estate Fund

March 31, 2017 (Unaudited)

Shares		Value (Note 1)
Common Stocks: 93.71%
Healthcare Providers & Services: 0.78%
114,000	Genesis Healthcare, Inc.(a)	$300,960
Hotels, Restaurants & Leisure: 1.63%
51,900	Belmond, Ltd., Class A(a)	627,990
Real Estate Operating/Development: 1.41%
25,000	Forest City Enterprises, Inc., Class A	544,500
REITs-Apartments: 10.30%
5,000	American Campus Communities, Inc.	237,950
6,200	AvalonBay Communities, Inc.	1,138,320
32,000	Clipper Realty, Inc.(a)	410,240
16,900	Equity Residential	1,051,518
4,900	Essex Property Trust, Inc.	1,134,497
		3,972,525
REITs-Diversified: 11.05%
12,200	Alexander & Baldwin, Inc.	543,144
21,200	American Assets Trust, Inc.	887,008
29,500	Farmland Partners, Inc.	329,515
3,500	Howard Hughes Corp.(a)	410,375
37,768	Resource Capital Corp.	368,993
32,100	Urstadt Biddle Properties, Inc., Class A	659,976
10,600	Vornado Realty Trust	1,063,286
		4,262,297
REITs-Healthcare: 7.46%
60,600	Brookdale Senior Living, Inc.(a)	813,858
69,900	MedEquities Realty Trust, Inc.	783,579
34,500	Sabra Health Care REIT, Inc.	963,585
4,500	Welltower, Inc.	318,690
		2,879,712
REITs-Hotels: 7.33%
96,423	Ashford Hospitality Prime, Inc.	1,023,048
50,276	Chatham Lodging Trust	992,951
108,200	FelCor Lodging Trust, Inc.	812,582
		2,828,581
REITs-Mortgage: 4.76%
142,084	Colony NorthStar, Inc., Class A	1,834,305
REITs-Office Property: 15.17%
5,700	Alexandria Real Estate Equities, Inc.	629,964
10,800	Digital Realty Trust, Inc.	1,149,012
49,600	Franklin Street Properties Corp.	602,144
9,500	HCP, Inc.	297,160
11,400	Liberty Property Trust	439,470
76,300	New York REIT, Inc.	739,347
67,300	Paramount Group, Inc.	1,090,933
8,500	SL Green Realty Corp.	906,270
		5,854,300

REITs-Regional Malls: 7.02%
25,100	General Growth Properties, Inc.	581,818
7,600	Macerich Co.	489,440
16,700	Seritage Growth Properties REIT, Class A	720,605
13,900	Taubman Centers, Inc.	917,678
		2,709,541
REITs-Residential: 1.74%
29,215	American Homes 4 Rent, Class A	670,776
REITs-Shopping Centers: 14.04%
19,500	Acadia Realty Trust	586,170
23,200	Brixmor Property Group, Inc.	497,872
43,100	DDR Corp.	540,043
6,100	Federal Realty Investment Trust	814,350
15,100	Kimco Realty Corp.	333,559
53,586	Kite Realty Group Trust	1,152,099
33,400	Retail Opportunity Investments Corp.	702,402
90,868	WP GLIMCHER, Inc.	789,643
		5,416,138
REITs-Specialized: 2.33%
10,000	CoreSite Realty Corp.	900,500
REITs-Storage: 3.39%
7,000	Extra Space Storage, Inc.	520,730
17,800	Jernigan Capital, Inc.	410,112
15,803	National Storage Affiliates Trust	377,692
		1,308,534
REITs-Timber: 2.88%
32,700	Weyerhaeuser Co.	1,111,146
REITs-Warehouse/Industrial: 2.42%
37,300	STAG Industrial, Inc.	933,246
	Total Common Stocks (Cost $31,684,547)	36,155,051
	Total Investments: 93.71% (Cost $31,684,547)	36,155,051
	Net Other Assets and Liabilities: 6.29%	2,427,142
	Net Assets: 100.00%	$38,582,193

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

Investment Abbreviations:

REIT—Real Estate Investment Trust

Portfolio of Investments (Note 1)

Salient Select Income Fund

March 31, 2017 (Unaudited)

Shares		Value (Note 1)
Common Stocks: 33.56%
Hotels, Restaurants & Leisure: 0.42%
796,083	Peak Resorts, Inc.(a)	$4,497,869
REITs-Apartments: 1.13%
296,296	Clipper Realty, Inc. (b)(c)(d)	3,798,515
644,500	Clipper Realty, Inc.(c)	8,262,490
		12,061,005
REITs-Diversified: 1.48%
100,000	American Assets Trust, Inc.(e)	4,184,000
1,182,182	Resource Capital Corp.	11,549,918
		15,733,918
REITs-Healthcare: 4.81%
1,947,200	MedEquities Realty Trust, Inc.(a)(e)	21,828,112
1,052,325	Sabra Health Care REIT, Inc.(e)	29,391,437
		51,219,549
REITs-Hotels: 3.50%
1,889,017	Chatham Lodging Trust(e)	37,308,086
REITs-Mortgage: 3.03%
2,498,889	Colony NorthStar, Inc., Class A(e)	32,260,657
REITs-Office Property: 3.03%
1,706,700	Franklin Street Properties Corp.(e)	20,719,338
1,200,000	New York REIT, Inc.(e)	11,628,000
		32,347,338
REITs-Regional Malls: 3.45%
214,800	Taubman Centers, Inc.(e)	14,181,096
2,597,829	Washington Prime Group, Inc.	22,575,134
		36,756,230
REITs-Residential: 1.94%
839,608	American Homes 4 Rent, Class A(e)	19,277,400
109,000	Preferred Apartment Communities, Inc., Class A	1,439,890
		20,717,290
REITs-Shopping Centers: 3.91%
1,418,000	DDR Corp.(e)	17,767,540
1,016,693	Kite Realty Group Trust(e)	21,858,899
100,000	Urstadt Biddle Properties, Inc., Class A	2,056,000
		41,682,439
REITs-Specialized: 0.26%
250,000	Farmland Partners, Inc.(e)	2,792,500

REITs-Storage: 2.04%
472,200	Jernigan Capital, Inc.(a)(e)	10,879,488
454,892	National Storage Affiliates Trust(e)	10,871,919
		21,751,407
REITs-Warehouse/Industrial: 4.56%
1,152,000	Monmouth Real Estate Investment Corp.(e)	16,439,040
1,283,718	STAG Industrial, Inc.(e)	32,118,624
		48,557,664
	Total Common Stocks (Cost $327,807,460)	357,685,952
Convertible Preferred Stocks: 17.25%
REITs-Diversified: 1.49%
	Lexington Realty Trust
316,455	Series C, 6.500%(e)	15,901,864
REITs-Hotels: 7.77%
	Alexandria Real Estate Equities, Inc.
102,798	Series D, 7.000%(e)	3,582,510
	Ashford Hospitality Prime, Inc.
2,756,900	Series B, 5.500%(e)	54,228,223
	FelCor Lodging Trust, Inc.
1,025,000	Series A, 1.950%(e)	24,989,500
		82,800,233
REITs-Residential: 3.91%
	American Homes 4 Rent
204,044	Series A, 5.000%(e)	5,798,930
250,000	Series B, 5.000%(e)	7,167,500
841,000	Series C, 5.500%(e)	24,136,700
170,000	Series D, 6.500%	4,545,800
		41,648,930
REITs-Shopping Centers: 1.25%
	Ramco-Gershenson Properties Trust
245,700	Series D, 7.250%(e)	13,316,940
REITs-Specialized: 2.83%
	EPR Properties
248,700	Series C, 5.750%	7,132,716
644,101	Series E, 9.000%(e)	23,052,375
		30,185,091
	Total Convertible Preferred Stocks (Cost $162,851,566)	183,853,058
Preferred Stocks: 41.16%
Oil, Gas & Consumable Fuels: 0.52%
	TravelCenters of America LLC
220,000	8.250%(e)	5,555,000
REITs-Apartments: 3.04%
	Sun Communities, Inc.
280,000	Series A, 7.125%(e)	7,224,000
	UMH Properties, Inc.
630,000	Series A, 8.250%(e)	16,291,800
	UMH Properties, Inc.
329,000	Series B, 8.000%	8,855,035
		32,370,835

REITs-Diversified: 1.80%
	CorEnergy Infrastructure Trust, Inc.
400,000	Series A, 7.375%(e)	10,100,000
	Investors Real Estate Trust
262,000	Series B, 7.950%(e)	6,628,600
	Landmark Infrastructure Partners LP
100,000	Series B, 7.900%	2,500,000
		19,228,600
REITs-Healthcare: 1.65%
	Sabra Healthcare REIT, Inc.
676,943	Series A, 7.125%(e)	17,536,208
REITs-Hotels: 2.53%
	Chesapeake Lodging Trust
155,500	Series A, 7.750%(e)	3,909,270
	Hersha Hospitality Trust
275,000	Series C, 6.875%(e)	7,074,375
200,000	Series E, 6.500%	4,938,000
	LaSalle Hotel Properties
120,000	Series H, 7.500%(e)	3,043,200
	Pebblebrook Hotel Trust
177,725	Series D, 6.375%	4,492,888
	Summit Hotel Properties, Inc.
137,500	Series C, 7.125%	3,532,375
		26,990,108
REITs-Industrial: 0.45%
	Rexford Industrial Realty, Inc.
200,000	Series A, 5.875%	4,844,000
REITs-Manufactured Homes: 1.58%
	Equity LifeStyle Properties, Inc.
657,290	Series C, 6.750%(e)	16,820,051
REITs-Mortgage: 12.91%
	Colony NorthStar, Inc.
371,700	Series G, 7.500%(e)	9,225,594
400,000	Series H, 7.125%(e)	9,988,000
957,090	Series E, 8.750%(e)	25,181,038
772,741	Series F, 8.500%(e)	19,473,073
	iStar Financial, Inc.
266,011	Series D, 8.000%(e)	6,634,314
861,299	Series E, 7.875%(e)	20,938,179
567,811	Series F, 7.800%(e)	13,962,473
848,247	Series G, 7.650%(e)	20,612,402
425,000	Series I, 7.500%(e)	10,170,250
	Resource Capital Corp.
30,458	8.625%	742,871
30,825	8.250%	723,154
		137,651,348
REITs-Office Property: 3.00%
	City Office REIT, Inc.
232,198	Series A, 6.625%	5,828,170
	Corporate Office Properties Trust
190,000	Series L, 7.375%(e)	4,795,600
	Digital Realty Trust, Inc.
440,688	Series F, 6.625%(e)	11,118,558
	Gramercy Property Trust
263,479	Series A, 7.125%(e)	6,937,402
	Highwoods Properties, Inc.
2,624	Series A, 8.625%(e)	3,339,696
		32,019,426

REITs-Regional Malls: 0.80%
	Washington Prime Group, Inc.
340,669	Series I, 6.875%(e)	8,499,691
REITs-Residential: 1.66%
	Bluerock Residential Growth REIT, Inc.
275,000	Series D, 7.125%	6,759,500
200,000	Series A, 8.250%	5,200,000
224,000	Series C, 7.625%	5,734,400
		17,693,900
REITs-Shopping Centers: 7.40%
	Cedar Realty Trust, Inc.
350,000	Series B, 7.250%(e)	8,683,500
	Retail Properties of America, Inc.
237,000	Series A, 7.000%(e)	6,055,350
	Saul Centers, Inc.
775,000	Series C, 6.875%(e)	19,592,000
	Urstadt Biddle Properties, Inc.
710,000	Series F, 7.125%(e)	18,328,650
450,000	Series G, 6.750%	11,587,500
	Wheeler Real Estate Investment Trust, Inc.
390,000	Series B, 9.000%	9,399,000
200,000	Series D, 8.750%	5,202,000
		78,848,000
REITs-Specialized: 1.28%
	CoreSite Realty Corp.
400,000	Series A, 7.250%(e)	10,296,000
	EPR Properties
130,215	Series F, 6.625%(e)	3,321,134
		13,617,134
REITs-Warehouse/Industrial: 2.54%
	Monmouth Real Estate Investment Corp.
473,028	Series B, 7.875%(e)	12,005,451
400,000	Series C, 6.125%	9,956,000
	STAG Industrial, Inc.
200,000	Series B, 6.625%(e)	5,066,000
		27,027,451
	Total Preferred Stocks (Cost $367,237,311)	438,701,752
Principal Amount
Contingent Convertible Securities: 0.84%
Department Stores: 0.84%
	JC Penney Corp., Inc., Sr. Unsec. Notes
$11,510,000	7.625%, 03/01/97	8,977,800
	Total Contingent Convertible Securities (Cost $8,353,827)	8,977,800

Corporate Bonds: 4.66%
Department Stores: 1.64%
	JC Penney Corp., Inc., Sr. Unsec. Notes
5,000,000	6.375%, 10/15/36(e)	3,837,500
17,135,000	7.400%, 04/01/37	13,708,000
		17,545,500
REITs-Apartments: 0.13%
	Camden Property Trust, Sr. Unsec. Notes
1,375,000	5.700%, 05/15/17	1,381,448
REITs-Regional Malls: 2.89%
	Simon Property Group LP, Sr. Unsec. Notes
30,718,000	2.150%, 09/15/17	30,770,927
	Total Corporate Bonds (Cost $47,954,275)	49,697,875
Convertible Corporate Bonds: 3.92%
REITs-Diversified: 3.92%
	Consolidated-Tomoka Land Co., Sr. Unsec.
20,250,000	4.500%, 03/15/20	20,553,750
	CorEnergy Infrastructure Trust, Inc., Sr. Unsec.
19,000,000	7.000%, 06/15/20	21,256,250
		41,810,000
	Total Convertible Corporate Bonds (Cost $37,812,101)	41,810,000
	Total Investments: 101.39% (Cost $952,016,540)	1,080,726,437
	Net Other Assets and Liabilities: (1.39)%	(14,773,374)
	Net Assets: 100.00%	$1,065,953,063

Shares
Schedule of Securities Sold Short
Exchange-Traded Funds
(489,187)	iShares® U.S. Real Estate ETF	$(38,396,288)
(486,300)	Vanguard REIT ETF	(40,163,517)
	Total Securities Sold Short (Proceeds $77,926,896)	$(78,559,805)

Percentages are stated as a percent of net assets.

(a)	Affiliated company. See note 3 for more information.
(b)	Security determined to be illiquid under the procedures approved by the Fund’s Board of Trustees.
(c)	Non-income producing security.

(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees, unless otherwise noted below. At period end, the aggregate value of those securities was $3,798,515, representing 0.36% of net assets.
(e)	Security, or portion of security, is being held as collateral for short sales or the line(s) of credit. At period end, the aggregate market value of those securities was $638,036,219, representing 59.86% of net assets.

Security determined to be illiquid under the procedures approved by the Fund’s Board of Trustees is as follows:

Date(s) of Purchase	Security	Cost	Value	% of Net Assets
7/27/2015	Clipper Realty, Inc.(b)(c)(d)	$3,999,996	$3,798,515	0.36%

Investment Abbreviations:

ETF—Exchange-Traded Fund

REIT—Real Estate Investment Trust

Sr.—Senior

Unsec.—Unsecured

Portfolio of Investments (Note 1)

Salient Select Opportunity Fund

March 31, 2017 (Unaudited)

Shares		Value (Note 1)
Common Stocks: 61.42%
Banks: 12.60%
51,000	Commerzbank AG	$461,261
15,000	Green Bancorp, Inc.(a)(b)	267,000
116,800	Unione di Banche Italiane SpA	448,319
		1,176,580
Capital Goods: 2.46%
11,500	Ferrovial SA	230,152
Healthcare Providers & Services: 4.95%
175,000	Genesis Healthcare, Inc.(a)(b)	462,000
Hotels & Motels: 4.15%
32,000	Belmond, Ltd., Class A(a)(b)	387,200
Hotels, Restaurants & Leisure: 4.77%
1,000	Chipotle Mexican Grill, Inc.(a)(b)	445,520
IT Services: 5.08%
12,000	InterXion Holding NV(a)(b)	474,720
Medical-Nursing Homes: 2.13%
14,800	Brookdale Senior Living, Inc.(b)	198,764
REITs-Hotels: 10.46%
92,133	Ashford Hospitality Prime, Inc.(a)	977,531
REITs-Mortgage: 8.02%
20,745	CIM Commercial Trust Corp.(a)	333,994
32,160	Colony NorthStar, Inc., Class A(a)	415,186
		749,180
REITs-Specialized: 2.17%
20,744	Resource Capital Corp.	202,669
REITs-Storage: 0.96%
3,900	Jernigan Capital, Inc.	89,856
REITs-Timber: 3.67%
10,100	Weyerhaeuser Co.(a)	343,198
	Total Common Stocks (Cost $6,633,282)	5,737,370
Limited Partnerships: 2.03%
Capital Markets: 2.03%
6,400	Blackstone Group LP(a)	190,080
	Total Limited Partnerships (Cost $153,632)	190,080

Preferred Stocks: 8.58%
Marine: 3.97%
	Star Bulk Carriers Corp.
15,000	8.000%(a)	371,250
REITs-Residential: 4.61%
	American Homes 4 Rent
15,000	Series C, 5.500%(a)	430,500
	Total Preferred Stocks (Cost $712,425)	801,750

Principal Amount
Contingent Convertible Securities: 10.38%
Banks: 10.38%
	Deutsche Bank AG, Jr. Sub. Notes
$ 500,000	7.500%, Perpetual Maturity(a)(c)(d)	488,125
	Unicredit Spa, Jr. Sub. Notes
500,000	8.000%, Perpetual Maturity(c)(d)	481,883
		970,008
	Total Contingent Convertible Securities (Cost $984,075)	970,008
Corporate Bonds: 4.11%
Department Stores: 4.11%
	JC Penney Corp., Inc., Sr. Unsec. Notes
500,000	6.375%, 10/15/36	383,750
	Total Corporate Bonds (Cost $385,182)	383,750
Convertible Corporate Bonds: 4.62%
REITs-Diversified: 4.62%
	Consolidated-Tomoka Land Co., Sr. Unsec.
425,000	4.500%, 03/15/20(a)	431,375
	Total Convertible Corporate Bonds (Cost $425,000)	431,375
	Total Investments: 91.14% (Cost $9,293,596)	8,514,333
	Net Other Assets and Liabilities: 8.86%	827,295
	Net Assets: 100.00%	$9,341,628

Percentages are stated as a percent of net assets.

(a)	Security, or portion of security, is being held as collateral for the line(s) of credit. At period end, the aggregate market value of those securities was $5,477,934, representing 58.64% of net assets.

(b)	Non-income producing security.
(c)	Interest rate will change at a future date. Interest rate shown reflects the rate in effect at March 31, 2017.
(d)	This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

Investment Abbreviations:

Jr.—Junior

REIT—Real Estate Investment Trust

Sr.—Senior

Sub.—Subordinated

Unsec.—Unsecured

Portfolio of Investments (Note 1)

Salient Tactical Growth Fund

March 31, 2017 (Unaudited)

Shares		Value (Note 1)
Exchange-Traded Funds: 50.63%
278,703	PowerShares® QQQ Trust, Series 1	$36,894,703
635,464	SPDR® S&P 500® ETF Trust	149,804,284
	Total Exchange-Traded Funds (Cost $181,187,471)	186,698,987
	Total Investments: 50.63% (Cost $181,187,471)	186,698,987
	Net Other Assets and Liabilities: 49.37%	182,025,264
	Net Assets: 100.00%	$368,724,251

Percentages are stated as a percent of net assets.

Investment Abbreviations:

ETF—Exchange-Traded Fund

S&P—Standard & Poor’s

SPDR—Standard & Poor’s Depository Receipts

Portfolio of Investments (Note 1)

Salient Tactical Muni & Credit Fund

March 31, 2017 (Unaudited)

Principal Amount		Value (Note 1)
Corporate Bonds: 5.47%
Consumer Noncyclical: 2.70%
	Allina Health System, Unsec. Notes
$ 1,000,000	4.430%, 04/15/47	$1,016,119
	Wesleyan University, Unsec. Notes
1,000,000	4.781%, 07/01/16	928,333
		1,944,452
Financial: 2.77%
	IFP Funding II Llc, Sec. Notes
2,000,000	6.500%, 04/01/17(a)(b)	1,999,873
	Total Corporate Bonds (Cost $4,107,334)	3,944,325
Municipal Bonds: 88.94%
Alabama: 3.21%
	County of Jefferson, Alabama Sewer Convertible Revenue Warrants (Capital Appreciation), Sub-Lien, Series F
1,500,000	0.000%, 10/01/50(c)	1,133,085
	The Lower Alabama Gas District Revenue Bonds, Series A
1,000,000	5.000%, 09/01/46	1,177,770
		2,310,855
Arizona: 1.20%
	Salt Verde, Arizona, Financial Corp., Senior Gas Revenue Bonds
745,000	5.000%, 12/01/37	863,939
California: 15.00%
	California State Health Facilities Financing Authority Revenue Bonds, Series B
1,500,000	5.000%, 11/15/46	1,659,015
	California State Infrastructure & Economic Development Bank Revenue Bonds (Segerstrom Center for the Arts)
1,000,000	5.000%, 07/01/26	1,166,440
	California State School Financing Authority Revenue Bonds (Launchpad Development Co.), Series A
500,000	5.000%, 06/01/46(a)	490,190

	California Statewide Communities Development Authority Revenue Bonds (Loma Linda University Medical Center), Series A
1,500,000	5.250%, 12/01/56(a)	1,577,820
	M-S-R Energy Authority Revenue Bonds, Series B
1,000,000	6.500%, 11/01/39	1,371,160
	Stockton Public Financing Authority Revenue Bonds (Delta Water Supply Project), Series A
1,000,000	6.125%, 10/01/35	1,219,240
2,750,000	6.250%, 10/01/40	3,327,527
		10,811,392
Colorado: 3.39%
	City & County of Denver Co. Airport System Revenue Bonds (Denver International Airport), Series B
1,000,000	1.409%, 11/15/31(d)	1,003,040
	Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds
1,080,000	6.500%, 11/15/38	1,439,780
		2,442,820
Georgia: 1.53%
	Savannah College of Art & Design Projects Revenue Bonds (Private Colleges & Universities Authority)
1,000,000	5.000%, 04/01/33	1,105,180
Illinois: 11.70%
	City of Chicago, Illinois General Obligation Bonds, Series 2002B
2,000,000	5.500%, 01/01/34	1,995,480
	City of Chicago, Illinois General Obligation Bonds, Series A
1,000,000	6.000%, 01/01/38	1,039,510
	City of Chicago, Illinois Waterworks Revenue Capital Appreciation Senior Lien Revenue Bonds
1,000,000	0.000%, 11/01/19(e)	951,070
	Illinois Finance Authority Revenue Bonds (Presence Health Network), Series C
1,000,000	4.000%, 02/15/36	884,340
1,500,000	5.000%, 02/15/29	1,621,170
	State of Illinois, General Obligation Bonds (Build America Bonds)
1,815,000	7.350%, 07/01/35	1,938,529
		8,430,099
Iowa: 5.95%
	Iowa Tobacco Settlement Authority, Asset-Backed Revenue Bonds, Series A
4,290,000	6.500%, 06/01/23	4,290,129

Maine: 1.54%
	Maine Health & Higher Educational Facilities Authority Revenue Bonds, Series A
1,100,000	5.000%, 07/01/46	1,107,194
Maryland: 0.65%
	Maryland State Economic Development Corp. Revenue Bonds (CNX Marine Terminals, Inc.)
470,000	5.750%, 09/01/25	468,017
Massachusetts: 1.49%
	Massachusetts Development Finance Agency Revenue Bonds (Emerson College), Series A
1,000,000	5.000%, 01/01/47	1,073,270
Michigan: 1.44%
	Michigan State Finance Authority Revenue Bonds, Series F1
1,000,000	4.500%, 10/01/29	1,034,700
New Jersey: 6.30%
	New Jersey Tobacco Settlement Financing Corp. Revenue Bonds, Series 1A
4,000,000	4.625%, 06/01/26	4,007,320
	New Jersey Transportation Trust Fund Authority Revenue Bonds, Transportation Program, Series AA
500,000	5.250%, 06/15/29	533,905
		4,541,225
New York: 5.37%
	New York Liberty Development Corp., Refunding Revenue Bonds (World Trade Center Project), Class 1-3
1,500,000	5.000%, 11/15/44(a)	1,573,425
	New York Metropolitan Transportation Authority Revenue Bonds, Series C-1
2,000,000	5.000%, 11/15/31	2,299,880
		3,873,305
Ohio: 10.43%
	Buckeye, Ohio Tobacco Settlement Financing Authority Revenue Bonds (Asset-Backed Sr. Turbo), Series A-2
5,000,000	5.125%, 06/01/24	4,731,400
2,790,000	6.500%, 06/01/47	2,789,554
		7,520,954
Puerto Rico: 0.67%
	Puerto Rico Electric Power Authority Revenue Refunding Bonds, Series UU
625,000	1.189%, 07/01/29(d)	481,250

South Dakota: 1.42%
	South Dakota Educational Enhancement Funding Corp. Revenue Bonds (Educational Enhancement Fund), Series A
1,000,000	3.539%, 06/01/22	1,023,120
Texas: 13.34%
	North Texas Tollway Authority Revenue Bonds, Series B
1,000,000	5.000%, 01/01/45	1,106,580
	Port Beaumont Navigation District Dock & Wharf Facilities Revenue Bonds (Jefferson Energy Co.), VRDN
3,000,000	7.250%, 02/01/36(a)(d)	3,090,930
	State of Texas, General Obligation Bonds
2,000,000	5.500%, 08/01/30	2,451,320
	Texas State Public Finance Authority, Taxable Revenue Bonds (Texas Windstorm Insurance Association)
975,000	5.250%, 07/01/17	975,185
1,875,000	8.250%, 07/01/24	1,991,513
		9,615,528
Washington: 3.05%
	Port of Seattle, Washington Revenue Bonds, Series A
1,000,000	5.000%, 04/01/40	1,119,020
	Washington State Health Care Facilities Authority Revenue Bonds (Fred Hutchinson Cancer Research Center), Series A
1,000,000	5.000%, 01/01/47	1,080,780
		2,199,800
West Virginia: 1.26%
	West Virginia Economic Development Authority Refunding Revenue Bonds (Morgantown Energy Assistance Project)
955,000	2.875%, 12/15/26	910,812
	Total Municipal Bonds (Cost $61,521,854)	64,103,589

Par Value
Short-Term Securities: 7.63%
	FHLB, Discount Note
$ 200,000	0.156%, due 04/27/17(f)	199,924
	FHLB, Discount Notes
700,000	0.095%, due 04/05/17(f)	699,944
1,900,000	0.171%, due 04/17/17(f)	1,899,449
800,000	0.722%, due 05/11/17(f)	799,326
	United States Treasury Bill
1,900,000	0.105%, due 04/20/17(f)	1,899,497

Total Short-Term Securities (Cost $5,498,183)	5,498,140
Total Investments: 102.04% (Cost $71,127,371)	73,546,054
Net Other Assets and Liabilities: (2.04)%	(1,467,183	)(g)
Net Assets: 100.00%	$72,078,871

Percentages are stated as a percent of net assets.

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees, unless otherwise noted below. At period end, the aggregate value of those securities was $8,732,238, representing 12.11% of net assets.
(b)	Fair valued security under the procedures approved by the Fund’s Board of Trustees.
(c)	Represents a step-up bond. Rate disclosed is as of March 31, 2017.
(d)	Interest rate will change at a future date. Interest rate shown reflects the rate in effect at March 31, 2017.
(e)	Represents a zero coupon bond.
(f)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(g)	Includes cash which is being held as collateral for futures contracts.

Futures Contracts

Description	Position	Contracts	Expiration Date	Value	Unrealized Gain/(Loss)
10-Year U.S. Treasury Notes Futures	Short	(22)	06/21/17	$(2,740,375)	$(7,929)
5-Year U.S. Treasury Notes Futures	Short	(32)	06/30/17	(3,767,250)	(5,790)
U.S. Treasury Long Bond Futures	Short	(11)	06/21/17	(1,659,281)	(4,395)
Total Futures Contracts				$(8,166,906)	$(18,114)

Investment Abbreviations:

FHLB—Federal Home Loan Bank

Sec.—Secured

Sr.—Senior

Unsec.—Unsecured

VRDN—Variable Rate Demand Notes

Portfolio of Investments (Note 1)

Salient Tactical Real Estate Fund

March 31, 2017 (Unaudited)

Shares		Value (Note 1)
Common Stocks: 107.95%
Healthcare Providers & Services: 0.91%
243,000	Genesis Healthcare, Inc.(a)(b)	$641,520
Hotels, Restaurants & Leisure: 1.61%
94,100	Belmond, Ltd., Class A(a)(b)	1,138,610
IT Services: 3.32%
59,500	InterXion Holding NV(b)	2,353,820
Real Estate Operating/Development: 2.82%
53,300	Forest City Enterprises, Inc., Class A	1,160,874
75,000	Hysan Development Co., Ltd.	340,185
226,000	Soundwill Holdings, Ltd.	493,789
		1,994,848
REITs-Apartments: 10.81%
7,000	American Campus Communities, Inc.	333,130
11,800	AvalonBay Communities, Inc.(a)	2,166,480
64,000	Clipper Realty, Inc.(b)	820,480
35,000	Equity Residential(a)	2,177,700
9,300	Essex Property Trust, Inc.(a)	2,153,229
		7,651,019
REITs-Diversified: 15.50%
27,000	Alexander & Baldwin, Inc.(a)	1,202,040
43,000	American Assets Trust, Inc.(a)	1,799,120
18,600	CoreSite Realty Corp.(a)	1,674,930
63,000	Farmland Partners, Inc.	703,710
7,000	Howard Hughes Corp.(a)(b)	820,750
155,312	Resource Capital Corp.	1,517,398
60,000	Urstadt Biddle Properties, Inc., Class A(a)	1,233,600
20,200	Vornado Realty Trust(a)	2,026,262
		10,977,810
REITs-Healthcare: 8.52%
115,300	Brookdale Senior Living, Inc.(b)	1,548,479
140,300	MedEquities Realty Trust, Inc.(a)	1,572,763
70,000	Sabra Health Care REIT, Inc.(a)	1,955,100
13,500	Welltower, Inc.(a)	956,070
		6,032,412
REITs-Hotels: 7.90%
187,444	Ashford Hospitality Prime, Inc.(a)	1,988,781
101,445	Chatham Lodging Trust(a)	2,003,539
213,000	FelCor Lodging Trust, Inc.(a)	1,599,630
		5,591,950
REITs-Mortgage: 5.60%
271,265	Colony NorthStar, Inc., Class A(a)	3,502,031
39,000	iStar, Inc.(a)(b)	460,200
		3,962,231

REITs-Office Property: 16.58%
12,200	Alexandria Real Estate Equities, Inc.	1,348,344
20,500	Digital Realty Trust, Inc.(a)	2,180,995
114,100	Franklin Street Properties Corp.(a)	1,385,174
15,000	HCP, Inc.(a)	469,200
34,400	Liberty Property Trust(a)	1,326,120
151,000	New York REIT, Inc.(a)	1,463,190
128,100	Paramount Group, Inc.(a)	2,076,501
14,000	SL Green Realty Corp.(a)	1,492,680
		11,742,204
REITs-Regional Malls: 6.61%
28,700	General Growth Properties, Inc.(a)	665,266
14,400	Macerich Co.(a)	927,360
31,800	Seritage Growth Properties REIT, Class A	1,372,170
25,950	Taubman Centers, Inc.(a)	1,713,219
		4,678,015
REITs-Residential: 1.95%
56,318	American Homes 4 Rent, Class A(a)	1,293,061
6,500	Preferred Apartment Communities, Inc., Class A	85,865
		1,378,926
REITs-Shopping Centers: 15.78%
70,600	Acadia Realty Trust	2,122,236
47,000	Brixmor Property Group, Inc.(a)	1,008,620
86,000	DDR Corp.(a)	1,077,580
9,400	Federal Realty Investment Trust(a)	1,254,900
26,000	Kimco Realty Corp.(a)	574,340
102,069	Kite Realty Group Trust(a)	2,194,484
68,400	Retail Opportunity Investments Corp.(a)	1,438,452
172,790	Washington Prime Group, Inc.	1,501,545
		11,172,157
REITs-Specialized: 0.89%
13,000	QTS Realty Trust, Inc., Class A(a)	633,750
REITs-Storage: 3.09%
10,000	Extra Space Storage, Inc.	743,900
31,100	Jernigan Capital, Inc.	716,544
30,341	National Storage Affiliates Trust(a)	725,150
		2,185,594
REITs-Timber: 3.05%
63,600	Weyerhaeuser Co.(a)	2,161,128
REITs-Warehouse/Industrial: 3.01%
85,288	STAG Industrial, Inc.(a)	2,133,906
	Total Common Stocks (Cost $71,164,073)	76,429,900
Convertible Preferred Stocks: 1.20%
REITs-Hotels: 1.20%
	Ashford Hospitality Prime, Inc.
43,100	Series B, 5.500%	847,777
	Total Convertible Preferred Stocks
	(Cost $1,062,589)	847,777

	Total Investments: 109.15% (Cost $72,226,662)	77,277,677
	Net Other Assets and Liabilities: (9.15)%	(6,478,117)
	Net Assets: 100.00%	$70,799,560

Shares
Schedule of Securities Sold Short
Common Stocks
(20,000)	Realty Income Corp.	$(1,190,600)
Exchange-Traded Funds
(95,813)	iShares® U.S. Real Estate ETF	(7,520,362)
(95,200)	Vanguard REIT ETF	(7,862,568)
	Total Securities Sold Short (Proceeds $16,461,209)	$(16,573,530)

Percentages are stated as a percent of net assets.

(a)	Security, or portion of security, is being held as collateral for the line(s) of credit. At period end, the aggregate market value of those securities was $46,574,174, representing 65.78% of net assets.
(b)	Non-income producing security.

Investment Abbreviations:

ETF—Exchange-Traded Fund

REIT—Real Estate Investment Trust

Portfolio of Investments (Note 1)

Salient US Dividend Signal Fund

March 31, 2017 (Unaudited)

Shares		Value (Note 1)
Common Stocks: 94.99%
Consumer Discretionary: 13.81%
3,500	Comcast Corp., Class A	$131,565
1,400	Home Depot, Inc.	205,562
4,300	Interpublic Group of Cos., Inc.	105,651
500	McDonald’s Corp.	64,805
1,200	Pool Corp.	143,196
1,050	Time Warner, Inc.	102,595
		753,374
Consumer Staples: 12.44%
1,400	Casey’s General Stores, Inc.	157,150
1,700	Nestle SA, Sponsored ADR	130,730
1,000	PepsiCo, Inc.	111,860
1,500	Procter & Gamble Co.	134,775
2,000	Wal-Mart Stores, Inc.	144,160
		678,675
Energy: 6.09%
700	Core Laboratories NV	80,864
1,200	Phillips 66	95,064
2,000	Schlumberger, Ltd.	156,200
		332,128
Financials: 16.77%
500	BlackRock, Inc.	191,755
800	Evercore Partners, Inc., Class A	62,320
1,300	First American Financial Corp.	51,064
1,100	JPMorgan Chase & Co.	96,624
900	ProLogis, Inc.	46,692
4,500	Sterling Bancorp	106,650
2,400	Stonegate Bank	113,016
3,300	U.S. Bancorp	169,950
4,500	Virtu Financial, Inc., Class A	76,500
		914,571
Healthcare: 13.99%
1,000	Amgen, Inc.	164,070
700	Becton Dickinson and Co.	128,408
750	Cooper Companies, Inc.	149,917
1,600	Johnson & Johnson	199,280
3,800	Roche Holdings AG, Sponsored ADR	121,714
		763,389
Industrials: 10.07%
800	Eaton Corp. Plc	59,320
700	General Dynamics Corp.	131,040
850	John Bean Technologies Corp.	74,758
2,100	Owens Corning	128,877
1,800	Robert Half International, Inc.	87,894
600	United Technologies Corp.	67,326
		549,215
Information Technology: 16.05%
1,533	Apple, Inc.	220,231
1,900	Broadridge Financial Solutions, Inc.	129,105
1,000	DST Systems, Inc.	122,500
1,000	KLA-Tencor Corp.	95,070

1,300	MAXIMUS, Inc.	80,860
1,500	Microsoft Corp.	98,790
1,600	Texas Instruments, Inc.	128,896
		875,452
Materials: 2.87%
1,101	Eastman Chemical Co.	88,961
400	Monsanto Co.	45,280
300	Neenah Paper, Inc.	22,410
		156,651
Real Estate: 2.90%
2,000	Brandywine Realty Trust	32,460
3,000	HFF, Inc., Class A	83,010
400	SL Green Realty Corp.	42,648
		158,118
	Total Common Stocks (Cost $4,661,182)	5,181,573
	Total Investments: 94.99% (Cost $4,661,182)	5,181,573
	Net Other Assets and Liabilities: 5.01%	273,066
	Net Assets: 100.00%	$5,454,639

Percentages are stated as a percent of net assets.

Investment Abbreviations:

ADR—American Depositary Receipt

Forward Funds

Notes to Schedule of Portfolio of Investments (Unaudited)

March 31, 2017

1. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

Use of Estimates: The preparation of financial statements in accordance with GAAP requires Salient Management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements during the reporting period. Salient Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon sale of the securities. Each Fund is considered an investment company for financial reporting purposes under GAAP. The Portfolio of Investments have been prepared as of the close of the New York Stock Exchange (“NYSE”) on March 31, 2017.

Portfolio Valuation: Portfolio securities or contracts that are listed or traded on a national securities exchange, contract market or over-the-counter market and that are freely transferable are valued at the last sale price or a market’s official closing price on the valuation day. If there have been no sales that day, such securities or contracts are valued at the mean of the closing bid and ask prices. If no bid or ask prices are quoted before closing, such securities or contracts are valued either at the last available sale price or at fair value in accordance with procedures established by, and under the general supervision of, the Board of Trustees.

Debt securities that have an original maturity of more than 365 days or that are credit impaired are valued on the basis of the average of the latest bid and ask prices. Debt securities that have an original maturity of less than 365 days and that are not credit impaired are valued as follows: (a) maturity of 61 to 365 days, on the basis of the average of the latest bid and ask prices; and (b) maturity of 60 days or less, at amortized cost.

The Funds’ independent pricing vendors (approved by the Board of Trustees) use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing vendors may utilize a market-based approach through which quotes from market makers are used to determine value. In instances where sufficient market activity may not exist or is limited, the pricing vendors may also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the value.

In the event valuation information is not available from the Funds’ independent pricing vendors for a security held by a Fund, such security may be valued by alternate pricing methods, including the use of quotations obtained from dealers that make markets in such securities, or otherwise determined based on the fair value of such securities. To the extent that such securities do not trade on a valuation day and the last bid and ask prices are not available, the securities may be valued using matrix pricing or similar valuation methods from the Funds’ independent pricing vendors. Bonds that do not trade regularly and lower-rated bonds tend to be less liquid, and their values may be determined based on alternate or fair valuation methods (approved by the Board of Trustees) more frequently than portfolio holdings that are more frequently traded or that have relatively higher credit ratings.

If the Funds’ independent pricing vendors do not provide valuation information for swap contracts or structured notes held by a Fund, such swap contracts and structured notes may be valued by Salient Management, based on information from the structuring firm or issuer.

Futures, options on futures, and swap contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or over-the-counter market and that are freely transferable are valued at their closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument on the day on which the instrument is being valued. Over-the-counter futures, options on futures, and swap contracts for which market quotations are readily available are valued based on quotes received from independent pricing vendors or one or more dealers that make markets in such securities. If quotes are not available from an independent pricing vendor or dealers, over-the-counter futures, options on futures and swap contracts are valued using fair valuation methodologies.

Options on securities and options on indices are valued using the mean of the closing bid and ask prices of the securities or commodities exchange on which they are traded. If a mean price is not available, value shall be determined based on fair valuation methodologies. Certain investments including options may trade in the over-the-counter market and generally are valued based on the mean of the closing bid and ask prices obtained from an approved pricing service or Salient Management may determine value based on quotes from dealers that make markets in such securities.

Bank loans are primarily valued by using a composite loan price from an independent pricing vendor (approved by the Board of Trustees). The methodology used by the Funds’ independent pricing vendor for composite loan prices is to value loans at the mean of the bid and ask prices from one or more brokers or dealers.

Portfolio securities that are traded on foreign securities exchanges are generally valued at the last sale or closing price of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities is determined in good faith through consideration of other factors in accordance with procedures established by, and under the general supervision of, the Board of Trustees. Certain Funds will use a fair valuation model provided by independent pricing vendors, which is intended to reflect fair value when a security’s value is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the normal trading day of the NYSE, normally 4:00 p.m. Eastern Time. The Funds’ procedures set forth certain triggers that instruct when to use the fair valuation model. The value assigned to a security by the fair valuation model is a determination of fair value made under the Funds’ valuation procedures and under the supervision of the Board of Trustees. In such a case, a Fund’s value for a security may be different from the last sales price (or the latest closing price) and there is no guarantee that a fair valued security will be sold at the price at which a Fund is valuing the security.

Forward currency contracts have a market value determined by the prevailing daily foreign currency exchange rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing vendor. Foreign currency exchange rates and foreign currency exchange forward rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time.

Redeemable securities issued by open-end registered investment companies, including the Underlying Funds, are valued at the investment company’s applicable net asset value, with the exception of exchange-traded products which are priced as equity securities.

All other securities and other assets are carried at their fair value as determined in good faith using methodologies approved by the Board of Trustees. The valuation methodologies include: analysis of recent public transactions in securities or assets of the same class or that are highly similar; analysis of recent private transactions in securities or assets of the same class or that are highly similar; analysis of information that provides a reasonable basis for valuation, such as appraisals, analysts’ reports, and valuation models; and cost, if other valuation methods are not available.

Securities Transactions and Investment Income: For financial statement purposes, securities transactions are accounted for on a trade date basis. Accordingly, differences between the net asset values for financial statement purposes and for executing shareholders transactions may arise. Realized gains or losses on sales of securities are determined by the identified cost method. Interest income, adjusted for accretion of discounts and amortization of premiums, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as a Fund is informed of such dividends in the exercise of reasonable diligence. If applicable, any foreign capital gains taxes are accrued, net of unrealized gains, and are payable upon the sale of such investments.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed.

Master Limited Partnerships (“MLPs”): Certain Funds may invest in MLPs, which are limited partnerships in which ownership units are publicly traded. MLPs often own interests in properties or businesses that are related to the oil and gas industries, although MLPs may invest in other types of investments. Generally, a MLP is operated under the supervision of one or more managing general partners. Limited partners (such as a Fund investing in a MLP) are not involved in the day-to-day management of the partnership.

Investments in MLPs are generally subject to many of the risks that apply to partnerships. For example, holders of units of a MLP may have limited control and limited voting rights on matters affecting the partnership. There may be fewer corporate protections afforded investors in a MLP than investors in a corporation, and conflicts of interest may exist among unit holders and the general partner of a MLP. MLPs that concentrate in a particular industry or region are subject to risk associated with such industry or region. Investments held by MLPs may be illiquid. MLP unit prices may be more volatile than securities of larger or more broadly based companies.

Unlike most corporations, MLPs do not pay income tax but instead pass through their taxable income to unit holders who are required to report their allocable share of a MLP’s taxable income. A MLP’s distribution to unit holders may exceed the unit holder’s share of the MLP’s taxable income, and a portion of the distribution may represent a return of capital. If a Fund invests in a MLP that makes a return of capital, a portion of the Fund’s distribution to shareholders may also represent a return of capital.

Portfolio of Investments: The investment categories used in this report may differ from the industry classification categories used for determining compliance with industry concentration restrictions and requirements applicable

Short Sales: Certain Funds may sell securities short. Short sales are transactions in which a Fund sells a security that it does not own in anticipation of a decline in the value of that security. To complete such a transaction, a Fund must borrow the security to deliver to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it in the open market at some later date. The Fund bears the risk of a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates. There can be no assurance that securities necessary to cover a short position will be available for purchase. All short sales must be fully collateralized. The Fund maintains collateral consisting of cash, U.S. government securities or other liquid assets in an amount at least equal to the value of their respective short positions. The Fund is liable for any dividends or interest payable on securities while those securities are in a short position. As of March 31, 2017, Salient Select Income Fund and Salient Tactical Real Estate Fund held securities sold short with a value of $78,559,805 and $16,573,530, respectively. No other Funds held securities sold short as of March 31, 2017.

Fair Value Measurements: A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1—Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date. Investments in any underlying open-ended investment companies are valued at their net asset value daily and classified as Level 1.

Level 2—Quoted prices in markets which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability. The Board of Trustees has approved independent pricing vendors that calculate fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.

Level 3—Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of March 31, 2017:

Investments in Securities	Level 1	Level 2	Level 3	Total
Salient Adaptive Balanced Fund
Affiliated Investment Companies	$27,307,377	$—	$—	$27,307,377
Exchange-Traded Funds	7,319,893	—	—	7,319,893

Total	$34,627,270	$—	$—	$34,627,270

Salient Adaptive Income Fund
Affiliated Investment Companies	$6,100,007	$—	$—	$6,100,007
Exchange-Traded Funds	6,063,191	—	—	6,063,191

Total	$12,163,198	$—	$—	$12,163,198

Salient Adaptive US Equity Fund
Exchange-Traded Funds	$16,722,306	$—	$—	$16,722,306

Total	$16,722,306	$—	$—	$16,722,306

Salient EM Infrastructure Fund
Common Stocks(a)	$21,917,786	$—	$—	$21,917,786
Limited Partnerships(a)	174,885	—	—	174,885
Participation Notes(a)	—	1,026,799	—	1,026,799
Preferred Stocks(a) Closed End Funds(a)	548,138 88,580	— —	— —	548,138 88,580

Total	$22,729,389	$1,026,799	$—	$23,756,188

Salient International Dividend Signal Fund
Common Stocks(a)	$93,664,199	$—	$—	$93,664,199
Participation Notes(a)	—	3,500,263	—	3,500,263
Preferred Stocks(a)	2,359,790	—	—	2,359,790
Collateralized Mortgage Obligations(a)	—	1,301,751	—	1,301,751
Corporate Bonds(a)	—	2,863,477	—	2,863,477
Government Bonds(a)	—	276,075	—	276,075

Total	$96,023,989	$7,941,566	$—	$103,965,555

Salient International Real Estate Fund
Common Stocks(a)	$20,683,402	$—	$—	$20,683,402

Total	$20,683,402	$—	$—	$20,683,402

Salient International Small Cap Fund
Common Stocks(a)	$122,484,551	$—	$—	$122,484,551

Total	$122,484,551	$—	$—	$122,484,551

Salient Real Estate Fund
Common Stocks(a)	$36,155,051	$—	$—	$36,155,051

Total	$36,155,051	$—	$—	$36,155,051

Salient Select Income Fund
Common Stocks
REITs-Apartments	$8,262,490	$3,798,515	$—	$12,061,005
Other(a)	345,624,947	—	—	345,624,947
Convertible Preferred Stocks(a)	183,853,058	—	—	183,853,058
Preferred Stocks(a)	438,701,752	—	—	438,701,752
Contingent Convertible Securities(a)	—	8,977,800	—	8,977,800
Corporate Bonds(a)	—	49,697,875	—	49,697,875
Convertible Corporate Bonds(a)	—	41,810,000	—	41,810,000

Total	$976,442,247	$104,284,190	$—	$1,080,726,437

Salient Select Opportunity Fund
Common Stocks(a)	$5,737,370	$—	$—	$5,737,370
Limited Partnerships(a)	190,080	—	—	190,080
Preferred Stocks(a)	801,750	—	—	801,750
Contingent Convertible Securities(a)	—	970,008	—	970,008
Corporate Bonds(a)	—	383,750	—	383,750
Convertible Corporate Bonds(a)	—	431,375	—	431,375

Total	$6,729,200	$1,785,133	$—	$8,514,333

Salient Tactical Growth Fund
Exchange-Traded Funds	$186,698,987	$—	$—	$186,698,987

Total	$186,698,987	$—	$—	$186,698,987

Salient Tactical Muni & Credit Fund
Corporate Bonds
Consumer Noncyclical	$—	$1,944,452	$—		$1,944,452
Financial	—	—	1,999,873	(b)	1,999,873
Municipal Bonds(a)	—	64,103,589	—		64,103,589
Short-Term Securities(a)	—	5,498,140	—		5,498,140

Total	$—	$71,546,181	$1,999,873		$73,546,054

Salient Tactical Real Estate Fund
Common Stocks(a)	$76,429,900	$—	$—		$76,429,900
Convertible Preferred Stocks(a)	847,777	—	—		847,777

Total	$77,277,677	$—	$—		$77,277,677

Salient US Dividend Signal Fund
Common Stocks(a)	$5,181,573	$—	$—		$5,181,573

Total	$5,181,573	$—	$—		$5,181,573

(a)	For detailed descriptions of sector, industry, country or state, see the accompanying Portfolio of Investments.
(b)	Security is valued based on the original transaction price, adjusted daily based on a treasury bond issue of similar duration, selected to serve as a proxy for the price movement of the security.

Other Financial Instruments(a)	Level 1	Level 2	Level 3	Total
Salient Adaptive US Equity Fund
Liabilities
Futures Contracts	$(27,405)	$—	$—	$(27,405)

Total	$(27,405)	$—	$—	$(27,405)

Salient International Dividend Signal Fund
Assets
Futures Contracts	$14,908	$—	$—	$14,908
Liabilities
Futures Contracts	(6,324)	—	—	(6,324)

Total	$8,584	$—	$—	$8,584

Salient Select Income Fund
Liabilities
Securities Sold Short
Exchange-Traded Funds	$(78,559,805)	$—	$—	$(78,559,805)

Total	$(78,559,805)	$—	$—	$(78,559,805)

Salient Tactical Muni & Credit Fund
Liabilities
Futures Contracts	$(18,114)	$—	$—	$(18,114)

Total	$(18,114)	$—	$—	$(18,114)

Salient Tactical Real Estate Fund
Liabilities
Securities Sold Short
Common Stocks	$(1,190,600)	$—	$—	$(1,190,600)
Exchange-Traded Funds	(15,382,930)	—	—	(15,382,930)

Total	$(16,573,530)	$—	$—	$(16,573,530)

(a)	Other financial instruments are derivative instruments reflected in the schedules to the Portfolio of Investments, such as futures contracts and short sales.

The Funds recognize transfers between levels as of the beginning of the annual period in which the transfer occurred. As of March 31, 2017, there were no transfers between Level 1 and Level 2 securities.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Salient Tactical Muni & Credit Fund	Corporate Bonds
Balance as of December 31, 2016	$1,985,274
Accrued discount/ premium	—
Realized Gain/(Loss)	—
Change in Unrealized Appreciation/Depreciation	14,599
Purchases	—
Sales Proceeds	—
Transfer into Level 3	—
Transfer out of Level 3	—

Balance as of March 31, 2017	$1,999,873

Net change in unrealized appreciation/depreciation attributable to Level 3 investments held at March 31, 2017	$14,599

As of March 31, 2017, no other Funds, except above, had transfers between the fair value levels designated in the preceding table and unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Derivative Instruments and Hedging Activities: The following discloses the Funds’ use of derivative instruments and hedging activities.

The Funds’ investment objectives not only permit the Funds to purchase investment securities but also allow certain Funds to enter into various types of derivative contracts, including, but not limited to, futures contracts, swap contracts, forward currency contracts, and purchased and written options. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Market Risk Factors: In pursuit of their investment objectives, certain Funds may use derivatives that increase or decrease a Fund’s exposure to the following market risk factors:

Credit Risk: Credit risk is the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

Commodity Risk: Exposure to the commodities markets may subject the Funds to greater volatility than investments in traditional securities. Prices of various commodities may also be affected by factors, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions.

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk: Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the value of the foreign currency denominated security will increase as the dollar depreciates against the currency.

Interest Rate Risk: Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase the value of such investments. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Risk of Investing in Derivatives: The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Funds are using derivatives to decrease or hedge exposures to market risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected, resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to settle the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

Forward Currency Contracts: Certain Funds invest in forward currency contracts to reduce the risks of fluctuating exchange rates and to generate returns uncorrelated to the other strategies employed. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be a fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. By entering into a forward currency contract, the Fund “locks in” the exchange rate between the currency it will deliver and the currency it will receive for the duration of the contract. As a result, the Fund reduces its exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency into which it will exchange. The Fund may enter into these contracts for the purpose of hedging against foreign exchange risk arising from the Fund’s investment or anticipated investment in securities denominated in foreign currencies. The Fund also may enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The Fund may use one currency (or a basket of currencies) to hedge against adverse changes in the value of another currency (or a basket of currencies) when exchange rates between the two currencies are positively correlated. As of March 31, 2017, the Funds held no forward currency contracts.

Futures: Certain Funds may invest in futures contracts in accordance with their investment objectives. Each Fund does so for a variety of reasons, including for cash management, hedging or non-hedging purposes in an attempt to achieve investment returns consistent with the Fund’s investment objective. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Futures transactions may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or a futures option position. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, a Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of their contracts. With exchange-traded futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of liquid assets (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to a Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each day a Fund may pay or receive cash, called “variation margin,” equal to the daily change in value of the futures contract. Such payments or receipts are recorded for financial statement purposes as unrealized gains or losses by a Fund. Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between a Fund and the broker of the amount one would owe the other if the futures contract expired. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

As of March 31, 2017, the Funds had outstanding unrealized gain/(loss) on futures contracts as follows:

Fund	Unrealized Gain/(Loss) on Futures Contracts at 03/31/17
Salient Adaptive US Equity Fund	$(27,405)
Salient International Dividend Signal Fund	8,584
Salient Tactical Muni & Credit Fund	(18,114)

No other Funds held futures contracts as of March 31, 2017.

Option Writing/Purchasing: Certain Funds may write or purchase option contracts to adjust the risk and return of their overall investment positions. When a Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase, or proceeds from the sale, in determining whether the Fund has realized a gain or loss on investment transactions. Risks from entering into option transactions arise from the potential inability of counterparties to meet the terms of the contracts, the potential inability to enter into closing transactions because of an illiquid secondary market and unexpected movements in security values. The Funds held no purchased or written options during the three months ended March 31, 2017.

Swaps: Certain Funds may enter into interest rate, index, equity, currency exchange rate, total return and credit default swap agreements, as well as purchase and sell options to enter into such swap agreements, for hedging and non-hedging purposes. These transactions would be entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to a Fund than if the Fund had invested directly in the asset that yielded the desired return. Swap agreements may be executed in a multilateral or other trade facility program, such as a registered exchange (“centrally cleared swaps”) or may be privately negotiated in the over-the-counter market. The duration of a swap agreement typically ranges from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index). In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP.

Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Credit default swaps are a type of swap agreement in which the protection “buyer” is generally obligated to pay the protection “seller” an upfront and/ or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. The credit default swap agreement may have as reference obligations one or more securities that are not currently held by a Fund. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If a Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment and/or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. Credit default swap agreements involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness or that are centrally cleared.

Total return swap agreements are contracts in which one party agrees to make periodic payments based on the change in market value of underlying assets, which may include a specified security, basket of securities, defined portfolios of bonds, loans and mortgages, or securities indexes during the specified period in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets or indices. Total return swap agreements may be used to obtain exposure to a security or market index without owning or taking physical custody of such security or component securities of a market index. Total return swap agreements may effectively add leverage to a Fund’s portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. Total return swaps are a mechanism for the user to accept the economic benefits of asset ownership without utilizing the balance sheet. The other leg of the swap, usually the London Interbank Offered Rate (LIBOR), is spread to reflect the non-balance sheet nature of the product. Total return swaps can be designed with any underlying asset agreed upon between two parties. Typically no notional amounts are exchanged with total return swaps. Total return swap agreements entail the risk that a party will default on its payment obligations to a Fund thereunder. Swap agreements also entail the risk that a Fund will not be able to meet its obligation to the counterparty. Generally, a Fund will enter into total return swaps on a net basis (i.e., the two payment streams are netted out with the Fund receiving or paying, as the case may be, only the net amount of the two payments).

Most swap agreements entered into by a Fund calculate the obligations of the parties to the agreement on a “net basis.” Consequently, a Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net present value of amounts to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). A Fund’s current obligations under a swap agreement will be accrued daily (offset against amounts owed to the Fund), and any accrued but unpaid net amounts owed to a swap counterparty will be covered in accordance with applicable regulatory requirements to limit any potential leveraging of a Fund’s portfolio. Any net amount accrued but not yet paid to a Fund by the counterparty under a swap agreement (i.e., the Fund’s current rights under the swap agreement) is recorded as unrealized appreciation until the amount is paid to the Fund. The Fund’s maximum risk of loss from counterparty credit risk is generally limited to the net payment to be received by the Fund and/or the termination value at the end of the contract. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of the Funds’ investment restriction concerning senior securities.

Whether a Fund’s use of swap agreements will be successful in furthering its investment objective will depend on Salient Management’s ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Swap agreements that cannot be terminated or sold within seven days may be considered to be illiquid investments. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Although centrally cleared swaps typically present less counterparty risk than non-centrally cleared swaps, a Fund that has entered into centrally cleared swaps is subject to the risk of the failure of the CCP. A Fund will enter into swap agreements only with counterparties that meet certain standards for creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Fund’s repurchase agreement guidelines) or that are centrally cleared. Certain restrictions imposed on the Funds by the Internal Revenue Code of 1986 (the “Code”) may

limit a Fund’s ability to use swap agreements. It is possible that developments in the swap market, including additional government regulation, could adversely affect a Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern over-the-counter financial derivative transactions entered into by a Fund and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements.

During the three months ended March 31, 2017, Salient Tactical Muni & Credit Fund invested in swap agreements consistent with the Funds’ investment strategy to gain exposure to certain markets or indices. No Funds held swap agreements at March 31, 2017.

Warrants: Certain Funds may invest in warrants. A Fund may purchase warrants issued by domestic and foreign companies to purchase newly created equity securities consisting of common and preferred stock. Warrants are securities that give the holder the right, but not the obligation, to purchase equity issues of the company issuing the warrants, or a related company, at a fixed price either on a certain date or during a set period. The equity security underlying a warrant is authorized at the time the warrant is issued or is issued together with the warrant.

Investing in warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security and, thus, can be a speculative investment. At the time of issue, the cost of a warrant is substantially less than the cost of the underlying security itself, and price movements in the underlying security are generally magnified in the price movements of the warrant.

The leveraging effect enables the investor to gain exposure to the underlying security with a relatively low capital investment. This leveraging increases an investor’s risk, as a complete loss of the amount invested in the warrant may result in the event of a decline in the value of the underlying security. In addition, the price of a warrant tends to be more volatile than, and may not correlate exactly to, the price of the underlying security. If the market price of the underlying security is below the exercise price of the warrant on its expiration date, the warrant will generally expire without value. The value of a warrant may decline because of a decline in the value of the underlying security, the passage of time, changes in interest rates or in the dividend or other policies of the company whose equity underlies the warrant, a change in the perception as to the future price of the underlying security, or any combination thereof. Warrants generally pay no dividends and confer no voting or other rights other than to purchase the underlying security As of March 31, 2017, the Funds held no warrants.

Cash Management Transactions: The Funds may hold cash balances in bank demand deposit accounts with the Funds’ custodian, Citibank, N.A. (“Citibank”). Such amounts are readily accessible to purchase investments or pay Fund expenses. The Funds consider liquid assets deposited in a bank demand deposit account to be cash equivalents. Cash and cash equivalents are valued at cost plus any accrued interest. The Funds may maintain demand deposit accounts that have an aggregate value in excess of Federal Deposit Insurance Corporation (“FDIC”) insurance limits. As a result, the Funds may be exposed to credit risk in the event of insolvency or other failure of Citibank to meet its obligations.

Commodity Futures Trading Commission Regulation: Salient Adaptive Balanced Fund and Salient Adaptive US Equity Fund are each subject to regulation as a commodity pool under the Commodity Exchange Act pursuant to rules enacted by the Commodity Futures Trading Commission (the “CFTC”). The Advisor has registered with the CFTC as a Commodity Pool Operator and is a member of the National Futures Association. As a result, additional CFTC mandated disclosure, reporting and recordkeeping obligations are in effect with respect to this Fund. Compliance with the CFTC’s ongoing regulatory compliance requirements could increase each of these Fund’s expenses, adversely affecting its total return.

Leverage: Salient International Dividend Signal Fund, Salient Select Income Fund, Salient Select Opportunity Fund, Salient Tactical Real Estate Fund, and Salient US Dividend Signal Fund may purchase securities with borrowed money, including bank overdrafts (a form of leverage). The Funds may borrow amounts up to one-third of the value of its assets after giving effect to such borrowing. Leverage exaggerates the effect on the net asset value of any increase or decrease in the market value of the Funds’ portfolio securities. These borrowings will be subject to interest costs, which may or may not be recovered by appreciation of the securities purchased. In certain cases, interest costs may exceed the return received on the securities purchased.

Salient International Dividend Signal Fund, Salient Select Income Fund, Salient Select Opportunity Fund, Salient Tactical Real Estate Fund and Salient US Dividend Signal Fund maintain separate lines of credit with BNP Paribas (acting through its New York Branch). The Funds are charged interest of 1.20% above the one-month LIBOR for borrowing under these agreements.

Salient International Dividend Signal Fund, Salient Select Income Fund and Salient Tactical Real Estate Fund also maintains a separate line of credit with Société Générale. For borrowings under this agreement, the Fund is charged interest of 0.95% above the one-month LIBOR. Additionally, if the borrowed amount by a Fund is below 80% of the Fund’s facility limit, the Fund is charged a commitment fee of 0.35% per annum on the amount between the facility limit and borrowed amount.

Salient US Dividend Signal Fund did not borrow under its line of credit agreement during the three months ended March 31, 2017. Salient International Dividend Signal Fund, Salient Select Income Fund, Salient Select Opportunity Fund and Salient Tactical Real Estate Fund have each pledged a portion of its investment securities as the collateral for their lines of credit. As of March 31, 2017, the value of the investment securities pledged as collateral and the borrowed amounts on the lines of credit were as follows:

Fund	Collateral Pledged	Borrowed Amounts
Salient International Dividend Signal Fund	$34,870,596	$7,328,934
Salient Tactical Real Estate Fund	23,689,970	13,100,453
Salient Select Income Fund	616,098,273	125,232,843
Salient Select Opportunity Fund	5,477,934	1,523,821

2. Tax Basis Information

Tax Basis of Investments: As of March 31, 2017, the aggregate cost of investments, gross unrealized appreciation/(depreciation) and net unrealized appreciation/(depreciation) for Federal tax purposes was as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Salient Adaptive Balanced Fund	$35,221,592	$1,066,204	$(1,660,526)	$(594,322)
Salient Adaptive Income Fund	12,176,892	61,223	(74,917)	(13,694)
Salient Adaptive US Equity Fund	16,101,160	623,985	(2,839)	621,146
Salient EM Infrastructure Fund	21,962,817	3,058,484	(1,265,113)	1,793,371
Salient International Dividend Signal Fund	95,471,400	14,928,873	(6,434,718)	8,494,155
Salient International Real Estate Fund	20,186,974	1,345,507	(849,079)	496,428
Salient International Small Cap Fund	96,984,551	28,048,776	(2,548,776)	25,500,000
Salient Real Estate Fund	32,060,344	5,478,678	(1,383,971)	4,094,707
Salient Select Income Fund	959,355,052	164,054,748	(42,683,363)	121,371,385
Salient Select Opportunity Fund	9,302,480	507,450	(1,295,597)	(788,147)

Salient Tactical Growth Fund	181,187,471	5,568,176	(56,660)	5,511,516
Salient Tactical Muni & Credit Fund	71,127,371	2,767,219	(348,536)	2,418,683
Salient Tactical Real Estate Fund	73,849,681	7,397,832	(3,969,836)	3,427,996
Salient US Dividend Signal Fund	4,661,182	577,479	(57,088)	520,391

3. Affiliated Companies

As defined by the 1940 Act, an affiliated company is one in which a Fund owns 5% or more of the outstanding voting securities or a company that is under common ownership or control.

During the three months ended March 31, 2017, Salient Select Income Fund owned 5% or more of the outstanding voting securities of the securities identified in the table below. The purchases, sales, dividend income, realized capital gains, shares and value of investment by each fund in affiliated companies for the three months ended March 31, 2017 were as follows:

Salient Select Income Fund

Security Name	Beginning Shares	Gross Purchases	Gross Sales	Ending Shares	Value 03/31/17	Dividend Income	Realized Gain/(Loss)
Common Stocks
Jernigan Capital, Inc.	472,200	—	—	472,200	$10,879,488	$165,270	$—
MedEquities Realty Trust	1,947,200	—	—	1,947,200	21,828,112	408,912	—
Peak Resorts, Inc.	1,182,000	—	(385,917)	796,083	4,497,869	82,740	(1,238,656)

Total					$37,205,469	$656,922	$(1,238,656)

The Salient Adaptive Balanced Fund and the Salient Adaptive Income Fund (collectively, the “Allocation Funds”) may invest in certain securities that are considered affiliated companies as they share the same Board of Trustees and/or are managed by subsidiaries of Salient Partners, L.P. and are “related companies” for purposes of applicable fund-of-fund rules. The purchases, sales, dividend income, capital gains, return of capital distributions received, shares and value of investment of each Allocation Fund in affiliated companies for the three months ended March 31, 2017 were as follows:

Salient Adaptive Balanced Fund

INVESTMENT COMPANIES	Beginning Shares	Gross Purchases	Gross Sales	Ending Shares	Value 3/31/17	Dividend Income	Realized Gain/(Loss)
Salient Funds — Class Z Shares
Salient Adaptive US Equity Fund	178,842	5,755	(11,605)	172,992	$6,317,664	$—	$(6,763)
Salient High Yield Fund(a)	228,458	12,484	(240,942)	—	—	9,741	44,447
Salient Funds — Institutional Class Shares
Salient EM Corporate Debt Fund(a)	289,379	17,652	(307,031)	—	—	—	(11,811)

Salient EM Dividend Signal Fund(a)	22,713	5,243	(27,956)	—	—	—	14,684
Salient International Dividend Signal Fund	797,912	72,692	(50,794)	819,810	5,263,177	72,184	(40,004)
Salient Real Estate Fund	78,765	20,084	(44,284)	54,565	527,646	2,989	(112,640)
Salient Select Income Fund	85,341	8,102	(2,814)	90,629	2,156,070	24,663	(22)
Salient Tactical Muni & Credit Fund	61,331	8,158	(11,009)	58,480	443,282	4,184	522
Salient Funds — Class I Shares
Salient Adaptive Growth Fund	1,263,423	55,076	(69,485)	1,249,014	9,005,389	—	(117,232)
Salient Trend Fund	424,280	26,924	(29,850)	421,354	3,594,149	—	(101,402)

					$27,307,377	$113,761	$(330,221)

Salient Adaptive Income Fund

INVESTMENT COMPANIES	Beginning Shares	Gross Purchases	Gross Sales	Ending Shares	Value 3/31/17	Dividends Income	Realized Gain/(Loss)
Salient Funds — Class Z Shares
Salient High Yield Fund(a)	344,923	4,917	(349,840)	—	$—	$14,135	$176,042
Salient Funds — Institutional Class Shares
Salient EM Corporate Debt Fund(a)	433,871	7,822	(441,693)	—	—	—	(258,125)
Salient EM Dividend Signal Fund(a)	31,104	16,987	(48,091)	—	—	—	24,292
Salient International Dividend Signal Fund	173,719	75,455	(18,290)	230,884	1,482,277	20,398	1,055
Salient Real Estate Fund	117,928	29,845	(39,954)	107,819	1,042,607	4,366	(112,611)
Salient Select Income Fund	135,100	—	(7,433)	127,667	3,037,191	35,008	1,168
Salient Tactical Muni & Credit Fund	100,833	3,975	(33,841)	70,967	537,932	6,011	3,994

					$6,100,007	$79,918	$(164,185)

(a)	Effective close of business on February 28, 2017, Salient EM Dividend Signal Fund, Salient EM Corporate Debt Fund and Salient High Yield Fund were liquidated per the terms of the Board approved plan of liquidation.

Item 2 – Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective as of that date.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Forward Funds

By:	/s/ John A. Blaisdell
John A. Blaisdell Principal Executive Officer

Date:	May 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John A. Blaisdell
John A. Blaisdell Principal Executive Officer

Date:	May 25, 2017

By:	/s/ Barbara H. Tolle
Barbara H. Tolle Principal Financial Officer

Date:	May 25, 2017